FINANCE INCOME AND FINANCE EXPENSES - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Finance Income And Expenses [Abstract]
Interest expense on borrowings	$ 140	$ 118	$ 260	$ 242
Interest expense on lease liabilities	45	48	95	97
Translation losses of balances of monetary assets and liabilities denominated in currencies	658	331	713	370
Unwinding of deferred consideration	160	0	160	0
Other finance costs	53	27	79	52
Finance expenses	$ 1,056	$ 524	$ 1,307	$ 761